MORTGAGE-BACKED SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 8,678	$ 9,523
Purchases of mortgage-backed securities	21,954	6,750	$ 21,184
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	127	166	$ 188
Mortgage-backed securities pledged as collateral	128,200	127,600
Mortgage-backed securities pledged as collateral, fair value	128,800	127,600
Mortgage-backed securities pledged as collateral, excess fair value	13,100	16,700
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	129,321	137,416
Decrease in mortgage-backed securities	(8,100)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	128,201	135,957
Repayments of mortgage-backed securities	29,700
Purchases of mortgage-backed securities	22,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	1,100	$ 1,459
Repayments of mortgage-backed securities	467
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	$ 127